Shareholder Report, Line Graph (Details) 212650_Monetta Fund_TF_TSR SemiAnnual {TF} - USD ($)											6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Monetta Fund
Account Value [Line Items]
Accumulated Value	$ 35,421	$ 27,309	$ 21,705	$ 18,584	$ 23,875	$ 16,687	$ 15,011	$ 13,915	$ 12,028	$ 10,000	$ 42,705
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 34,556	$ 30,006	$ 24,091	$ 20,144	$ 22,536	$ 16,006	$ 14,889	$ 13,484	$ 11,790	$ 10,000	$ 42,271